Schedule of Notes Payable (Details) (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Annual interest related party demand notes percentage	10.00%	10.00%	10.00%
Maturity date	Dec. 31, 2023	Dec. 31, 2023
Financing fee related party demand notes percentage	10.00%	10.00%	10.00%
Minimum [Member]
Short-Term Debt [Line Items]
Annual interest related party demand conversion price	$ 10.00
Maximum [Member]
Short-Term Debt [Line Items]
Annual interest related party demand conversion price	$ 12.00
Note Payable [Member]
Short-Term Debt [Line Items]
Maturity date	Jun. 29, 2028
Note Payable [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual interest related party demand notes percentage	35.00%
Note Payable [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual interest related party demand notes percentage	100.00%